FAIR VALUE (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Upper limit percentage of Level 3 assets to total invested assets	0.10%
Long-term debt, carrying value	$ 3,792	$ 3,794
Long-term debt, fair value	$ 4,004	$ 3,986